Investment In Unconsolidated Affiliates (Changes In Partnership's Investment) (Details) (USD $) In Millions, unless otherwise specified			0 Months Ended	1 Months Ended							7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended				7 Months Ended	12 Months Ended									5 Months Ended
	Dec. 31, 2012 HPC	Apr. 30, 2010 HPC	Sep. 01, 2011 MEP	May 31, 2010 MEP	Dec. 31, 2012 MEP	Aug. 30, 2011 MEP	May 25, 2010 MEP	Dec. 31, 2012 Lone Star	Dec. 31, 2012 Ranch JV	Apr. 30, 2013 Grey Ranch JV [Member]	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor HPC	Dec. 31, 2012 Successor HPC		Dec. 31, 2011 Successor HPC		Dec. 31, 2010 Successor MEP	Dec. 31, 2012 Successor MEP	Dec. 31, 2011 Successor MEP		Dec. 31, 2012 Successor Lone Star	Dec. 31, 2011 Successor Lone Star		Dec. 31, 2012 Successor Ranch JV	Dec. 31, 2011 Successor Ranch JV	Dec. 31, 2012 Successor Grey Ranch JV [Member]	May 25, 2010 Predecessor	May 25, 2010 Predecessor HPC
Contributions to unconsolidated affiliates												$ 0		$ 0	$ 0		$ 0		$ 86	$ 0	$ 0	[1]	$ 343	$ 645	[2]	$ 36	$ 0			$ 20
Purchase of additional general partner interest in unconsolidated affiliates			1														0				1	[1]		0	[2]		0			75
Distributions received from unconsolidated affiliates											57	121	119	53	61		65		43	75	83	[1]	68	22	[2]	0	0	0	12	12
Return of investment received														20			0		0		0	[1]		23	[2]		0
Share of unconsolidated affiliates’ net income											54	105	120	36	35		55		21	42	43	[1]	44	28	[2]	(1)	0	(9)	16	16
Amortization of excess fair value of investment (1)														$ (3) [3]	$ (6)	[3]	$ (6)	[3]	$ 0	$ 0	$ 0	[1]	$ 0	$ 0	[2]	$ 0	$ 0	$ 0
Addtional ownership in affiliate acquired		6.99%				0.10%
Ownership in affiliate	49.99%				50.00%		49.90%	30.00%	33.33%	50.00%
Partneship ownership interest percentage				49.90%

[1]	In September 2011, the Partnership purchased an additional 0.1% interest in MEP from ETP for $1 million in cash, bringing the total membership interest to 50%.
[2]	For the period from initial contribution, May 2, 2011, to December 31, 2011.
[3]	As discussed in Note 1, the Partnership’s investment in HPC was adjusted to its fair value on May 26, 2010 and the excess fair value over net book value was comprised of two components: (1) $155 million was attributed to HPC’s long-lived assets and is being amortized as a reduction of income from unconsolidated affiliates over the useful lives of the respective assets, which vary from 15 to 30 years, and (2) $32 million could not be attributed to a specific asset and therefore will not be amortized in future periods.